Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Interest and dividend income (Note 3)
Loans	$ 13,910	$ 14,330
Securities	5,374	4,832
Assets purchased under reverse repurchase agreements and securities borrowed	5,833	5,924
Deposits and other	987	1,369
Interest and dividend income	26,104	26,455
Interest expense (Note 3)
Deposits and other	10,611	11,816
Other liabilities	6,759	6,526
Subordinated debentures	149	165
Interest expense	17,519	18,507
Net interest income	8,585	7,948
Non-interest income
Insurance service result (Note 7)	240	286
Insurance investment result (Note 7)	59	82
Trading revenue	1,180	1,195
Investment management and custodial fees	2,924	2,667
Mutual fund revenue	1,414	1,236
Securities brokerage commissions	508	471
Service charges	593	612
Underwriting and other advisory fees	742	674
Foreign exchange revenue, other than trading	380	318
Card service revenue	335	317
Credit fees	423	435
Net gains on investment securities	76	55
Income (loss) from joint ventures and associates	37	19
Other	464	424
Non-interest income	9,375	8,791
Total revenue	17,960	16,739
Provision for credit losses (Notes 4 and 5)	1,090	1,050
Non-interest expense
Human resources (Note 8)	6,289	5,987
Equipment	728	681
Occupancy	420	429
Communications	355	327
Professional fees	471	502
Amortization of other intangibles	386	435
Other	814	895
Non-interest expense	9,463	9,256
Income before income taxes	7,407	6,433
Income taxes	1,622	1,302
Net income	5,785	5,131
Net income attributable to:
Shareholders	5,784	5,129
Non-controlling interests	1	2
Net income	$ 5,785	$ 5,131
Basic earnings per share (in dollars) (Note 10)	$ 4.03	$ 3.54
Diluted earnings per share (in dollars) (Note 10)	4.03	3.54
Dividends per common share (in dollars)	$ 1.64	$ 1.48